Prepaid Land Lease and Other Leases (Details)		6 Months Ended	12 Months Ended
	Aug. 12, 2019	Dec. 31, 2022	Jun. 30, 2022
Prepaid Land Lease and Other Leases [Abstract]
Description of lease periods		The prepaid land lease’ terms are 70 years, ending in 2082.	The prepaid land lease’ terms are 70 years, ending in 2082.
Lease warehouse year	10 years